Accounting policies - Additional Information (Details)	Dec. 31, 2023
Disclosure of accounting policies
Percentage of interest rate on accumulated severance amount	12.00%
Percentage of right of use assets recognized in joint venture	100.00%
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Disclosure of accounting policies
Percentage of interest acquired	20.00%
Top of range
Disclosure of accounting policies
Percentage of interest acquired	50.00%